Equity Index Portfolio

Schedule of Investments (unaudited)
As of September 30, 2020

The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange
Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N -
PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

		Market
		Value
	Shares	($000)
Common Stocks (99.6%)
Communication Services (10.8%)
* Facebook Inc. Class A	581,328	152,250
* Alphabet Inc. Class A	72,639	106,460
* Alphabet Inc. Class C	70,999	104,340
Verizon Communications Inc.	1,000,521	59,521
Walt Disney Co.	436,933	54,215
* Netflix Inc.	106,633	53,320
Comcast Corp. Class A	1,102,244	50,990
AT&T Inc.	1,722,681	49,114
* Charter Communications Inc. Class A	36,167	22,580
* T-Mobile US Inc.	140,665	16,086
Activision Blizzard Inc.	186,632	15,108
* Electronic Arts Inc.	69,828	9,106
* Twitter Inc.	191,240	8,510
* Take-Two Interactive Software Inc.	27,647	4,568
ViacomCBS Inc. Class B	136,321	3,818
Omnicom Group Inc.	51,951	2,572
CenturyLink Inc.	239,084	2,412
Fox Corp. Class A	82,966	2,309
* Live Nation Entertainment Inc.	34,244	1,845
* DISH Network Corp. Class A	59,681	1,733
Interpublic Group of Cos. Inc.	94,632	1,577
* Discovery Communications Inc. Class C	75,352	1,477
News Corp. Class A	103,973	1,458
Fox Corp. Class B	38,024	1,064
* Discovery Inc. Class A	38,328	834
News Corp. Class B	18,991	265
		727,532
Consumer Discretionary (11.5%)
* Amazon.com Inc.	102,944	324,143
Home Depot Inc.	260,278	72,282
McDonald's Corp.	179,912	39,489
NIKE Inc. Class B	301,018	37,790
Lowe's Cos. Inc.	182,734	30,308
Starbucks Corp.	282,646	24,285
Target Corp.	121,050	19,056
* Booking Holdings Inc.	9,901	16,937
TJX Cos. Inc.	289,935	16,135
Dollar General Corp.	60,218	12,623
General Motors Co.	304,504	9,010
* Chipotle Mexican Grill Inc. Class A	6,763	8,411
eBay Inc.	160,760	8,376
* O'Reilly Automotive Inc.	17,909	8,257
Ross Stores Inc.	86,064	8,031
Yum! Brands Inc.	72,870	6,653

* AutoZone Inc.	5,649	6,652
Ford Motor Co.	944,775	6,292
Best Buy Co. Inc.	55,706	6,200
DR Horton Inc.	80,011	6,051
Aptiv plc	65,295	5,986
Marriott International Inc. Class A	64,299	5,953
Hilton Worldwide Holdings Inc.	67,048	5,721
VF Corp.	77,281	5,429
Lennar Corp. Class A	65,570	5,356
* Dollar Tree Inc.	57,321	5,236
Domino's Pizza Inc.	9,530	4,053
Tractor Supply Co.	28,084	4,026
Las Vegas Sands Corp.	79,412	3,705
* CarMax Inc.	39,382	3,620
* Etsy Inc.	28,853	3,509
* NVR Inc.	843	3,442
Garmin Ltd.	36,063	3,421
Genuine Parts Co.	34,868	3,318
Darden Restaurants Inc.	31,448	3,168
* Ulta Beauty Inc.	13,591	3,044
Tiffany & Co.	26,121	3,026
Expedia Group Inc.	32,850	3,012
PulteGroup Inc.	64,815	3,000
Royal Caribbean Cruises Ltd.	43,090	2,789
Whirlpool Corp.	15,041	2,766
Advance Auto Parts Inc.	16,730	2,568
Hasbro Inc.	30,835	2,551
MGM Resorts International	99,023	2,154
BorgWarner Inc.	50,043	1,939
^ Carnival Corp.	125,249	1,901
* LKQ Corp.	67,686	1,877
L Brands Inc.	56,573	1,800
Wynn Resorts Ltd.	23,426	1,682
Newell Brands Inc.	91,362	1,568
* Mohawk Industries Inc.	14,518	1,417
Hanesbrands Inc.	83,864	1,321
Leggett & Platt Inc.	31,971	1,316
* Norwegian Cruise Line Holdings Ltd.	66,642	1,140
Tapestry Inc.	66,614	1,041
PVH Corp.	17,242	1,028
Gap Inc.	49,676	846
Ralph Lauren Corp. Class A	11,610	789
* Under Armour Inc. Class A	44,815	503
* Under Armour Inc. Class C	47,547	468
Lennar Corp. Class B	1,028	68
		778,538
Consumer Staples (7.0%)
Procter & Gamble Co.	601,949	83,665
Walmart Inc.	335,741	46,974
PepsiCo Inc.	334,772	46,399
Coca-Cola Co.	934,688	46,146
Costco Wholesale Corp.	106,759	37,899
Philip Morris International Inc.	376,532	28,236
Mondelez International Inc. Class A	345,378	19,842
Altria Group Inc.	449,339	17,362
Colgate-Palmolive Co.	207,298	15,993
Kimberly-Clark Corp.	82,456	12,175

Estee Lauder Cos. Inc. Class A	54,540	11,903
General Mills Inc.	147,731	9,112
Constellation Brands Inc. Class A	40,623	7,699
Sysco Corp.	122,964	7,651
* Monster Beverage Corp.	89,261	7,159
Clorox Co.	30,517	6,414
Kroger Co.	188,112	6,379
Walgreens Boots Alliance Inc.	173,911	6,247
Archer-Daniels-Midland Co.	134,369	6,247
McCormick & Co. Inc.	29,976	5,818
Church & Dwight Co. Inc.	59,799	5,604
Hershey Co.	35,647	5,110
Kraft Heinz Co.	156,689	4,693
Tyson Foods Inc. Class A	71,256	4,238
Conagra Brands Inc.	118,041	4,215
Kellogg Co.	61,371	3,964
Brown-Forman Corp. Class B	44,224	3,331
Hormel Foods Corp.	67,717	3,311
J M Smucker Co.	27,538	3,181
Campbell Soup Co.	48,983	2,369
Lamb Weston Holdings Inc.	35,104	2,326
Molson Coors Beverage Co. Class B	45,658	1,532
		473,194
Energy (2.0%)
Exxon Mobil Corp.	1,022,342	35,097
Chevron Corp.	451,502	32,508
ConocoPhillips	259,346	8,517
Kinder Morgan Inc.	470,686	5,804
Williams Cos. Inc.	293,436	5,766
Phillips 66	105,595	5,474
Schlumberger Ltd.	335,380	5,219
EOG Resources Inc.	140,790	5,060
Marathon Petroleum Corp.	157,124	4,610
Valero Energy Corp.	98,732	4,277
Pioneer Natural Resources Co.	39,724	3,416
ONEOK Inc.	107,409	2,790
Hess Corp.	66,102	2,706
Halliburton Co.	212,717	2,563
Baker Hughes Co. Class A	158,511	2,107
Concho Resources Inc.	47,608	2,100
Occidental Petroleum Corp.	202,432	2,026
Cabot Oil & Gas Corp.	96,058	1,668
Diamondback Energy Inc.	38,305	1,154
Noble Energy Inc.	116,971	1,000
Devon Energy Corp.	91,958	870
Apache Corp.	91,290	865
National Oilwell Varco Inc.	93,434	846
Marathon Oil Corp.	191,075	781
HollyFrontier Corp.	36,287	715
TechnipFMC plc	102,561	647
		138,586
Financials (9.6%)
* Berkshire Hathaway Inc. Class B	447,760	95,346
JPMorgan Chase & Co.	736,872	70,939
Bank of America Corp.	1,843,453	44,409
Wells Fargo & Co.	996,149	23,420

Citigroup Inc.	503,354	21,700
S&P Global Inc.	58,268	21,011
BlackRock Inc.	34,287	19,322
Goldman Sachs Group Inc.	83,183	16,717
American Express Co.	157,675	15,807
CME Group Inc.	86,705	14,507
Marsh & McLennan Cos. Inc.	122,479	14,048
Morgan Stanley	289,713	14,008
Intercontinental Exchange Inc.	135,692	13,576
Progressive Corp.	141,547	13,400
Chubb Ltd.	109,136	12,673
Truist Financial Corp.	325,839	12,398
US Bancorp	331,447	11,882
Aon plc Class A	56,012	11,555
Moody's Corp.	39,026	11,312
PNC Financial Services Group Inc.	102,640	11,281
Charles Schwab Corp.	280,409	10,159
Capital One Financial Corp.	110,379	7,932
MSCI Inc. Class A	20,222	7,215
Allstate Corp.	75,512	7,109
T. Rowe Price Group Inc.	54,877	7,036
MetLife Inc.	186,506	6,932
Bank of New York Mellon Corp.	197,011	6,765
* Berkshire Hathaway Inc. Class A	21	6,720
Travelers Cos. Inc.	61,220	6,623
Willis Towers Watson plc	31,158	6,506
Prudential Financial Inc.	95,492	6,066
Aflac Inc.	160,294	5,827
American International Group Inc.	208,273	5,734
State Street Corp.	85,193	5,055
Arthur J Gallagher & Co.	46,310	4,889
First Republic Bank	41,591	4,536
Ameriprise Financial Inc.	29,077	4,481
MarketAxess Holdings Inc.	9,166	4,414
Discover Financial Services	74,072	4,280
Northern Trust Corp.	50,367	3,927
Fifth Third Bancorp	172,087	3,669
Synchrony Financial	131,212	3,434
Nasdaq Inc.	27,754	3,406
Hartford Financial Services Group Inc.	86,550	3,190
* SVB Financial Group	12,540	3,017
M&T Bank Corp.	30,978	2,853
Cincinnati Financial Corp.	36,195	2,822
KeyCorp	236,495	2,821
E*TRADE Financial Corp.	53,580	2,682
Regions Financial Corp.	231,761	2,672
Citizens Financial Group Inc.	103,348	2,613
Principal Financial Group Inc.	61,705	2,485
Cboe Global Markets Inc.	26,302	2,308
Huntington Bancshares Inc.	246,734	2,263
Raymond James Financial Inc.	29,470	2,144
W R Berkley Corp.	33,903	2,073
Loews Corp.	57,667	2,004
Everest Re Group Ltd.	9,660	1,908
Globe Life Inc.	23,618	1,887
Assurant Inc.	14,470	1,755
Lincoln National Corp.	43,934	1,376

Franklin Resources Inc.	64,692	1,317
Comerica Inc.	33,588	1,285
Zions Bancorp NA	39,613	1,158
People's United Financial Inc.	102,288	1,055
Invesco Ltd.	91,613	1,045
Unum Group	48,969	824
		651,583
Health Care (14.2%)
Johnson & Johnson	636,585	94,775
UnitedHealth Group Inc.	229,782	71,639
Merck & Co. Inc.	611,538	50,727
Pfizer Inc.	1,343,580	49,309
Abbott Laboratories	428,103	46,590
Thermo Fisher Scientific Inc.	95,651	42,232
AbbVie Inc.	426,720	37,376
Amgen Inc.	141,617	35,993
Medtronic plc	325,020	33,776
Danaher Corp.	152,663	32,873
Bristol-Myers Squibb Co.	544,969	32,856
Eli Lilly and Co.	191,950	28,412
* Intuitive Surgical Inc.	28,297	20,078
Gilead Sciences Inc.	303,142	19,156
Zoetis Inc.	114,885	18,999
CVS Health Corp.	316,427	18,479
* Vertex Pharmaceuticals Inc.	62,983	17,139
Stryker Corp.	79,014	16,464
Anthem Inc.	60,812	16,334
Becton Dickinson and Co.	70,088	16,308
Cigna Corp.	88,785	15,041
* Regeneron Pharmaceuticals Inc.	25,279	14,151
Humana Inc.	31,988	13,240
* Boston Scientific Corp.	345,935	13,218
* Edwards Lifesciences Corp.	150,339	12,000
* Illumina Inc.	35,303	10,911
* Biogen Inc.	38,279	10,859
Baxter International Inc.	122,408	9,844
* DexCom Inc.	23,151	9,544
* Centene Corp.	140,113	8,173
* IDEXX Laboratories Inc.	20,567	8,085
HCA Healthcare Inc.	63,754	7,949
Agilent Technologies Inc.	74,556	7,526
* IQVIA Holdings Inc.	46,250	7,290
Zimmer Biomet Holdings Inc.	50,067	6,816
* Alexion Pharmaceuticals Inc.	52,996	6,064
ResMed Inc.	35,039	6,007
McKesson Corp.	39,218	5,841
* Align Technology Inc.	17,323	5,671
* Mettler-Toledo International Inc.	5,797	5,599
Cerner Corp.	73,843	5,338
West Pharmaceutical Services Inc.	17,839	4,904
* Laboratory Corp. of America Holdings	23,552	4,434
* Hologic Inc.	62,702	4,168
* Incyte Corp.	44,954	4,034
Cooper Cos. Inc.	11,880	4,005
Teleflex Inc.	11,249	3,829
* Varian Medical Systems Inc.	22,037	3,790
Quest Diagnostics Inc.	32,469	3,717

STERIS plc	20,530	3,617
AmerisourceBergen Corp. Class A	35,574	3,448
* Catalent Inc.	39,691	3,400
PerkinElmer Inc.	27,022	3,392
Cardinal Health Inc.	70,604	3,315
* ABIOMED Inc.	10,906	3,022
* Waters Corp.	14,960	2,927
* Bio-Rad Laboratories Inc. Class A	5,175	2,668
Dentsply Sirona Inc.	52,695	2,304
* Henry Schein Inc.	34,517	2,029
Universal Health Services Inc. Class B	18,761	2,008
* Mylan NV	124,814	1,851
* DaVita Inc.	18,194	1,558
Perrigo Co. plc	33,116	1,520
		958,622
Industrials (8.3%)
Union Pacific Corp.	164,133	32,313
United Parcel Service Inc. Class B	170,961	28,487
Honeywell International Inc.	169,673	27,930
Lockheed Martin Corp.	59,478	22,797
3M Co.	139,271	22,308
Raytheon Technologies Corp.	369,361	21,253
Boeing Co.	128,288	21,201
Caterpillar Inc.	130,925	19,527
Deere & Co.	75,766	16,792
FedEx Corp.	58,279	14,658
CSX Corp.	184,975	14,367
Illinois Tool Works Inc.	69,557	13,439
Norfolk Southern Corp.	61,681	13,199
General Electric Co.	2,116,392	13,185
Northrop Grumman Corp.	37,488	11,827
Waste Management Inc.	93,969	10,635
Roper Technologies Inc.	25,317	10,003
Eaton Corp. plc	96,731	9,870
Emerson Electric Co.	144,480	9,474
L3Harris Technologies Inc.	52,270	8,878
General Dynamics Corp.	56,193	7,779
Cummins Inc.	35,701	7,539
Johnson Controls International plc	179,862	7,347
Verisk Analytics Inc. Class A	39,261	7,275
PACCAR Inc.	83,679	7,136
IHS Markit Ltd.	90,180	7,080
Trane Technologies plc	57,866	7,016
Cintas Corp.	21,021	6,996
Parker-Hannifin Corp.	31,082	6,289
Stanley Black & Decker Inc.	38,607	6,262
Fastenal Co.	138,683	6,253
TransDigm Group Inc.	13,107	6,227
Fortive Corp.	81,492	6,211
Rockwell Automation Inc.	28,038	6,187
Otis Worldwide Corp.	98,423	6,144
Carrier Global Corp.	196,855	6,012
AMETEK Inc.	55,511	5,518
Southwest Airlines Co.	142,623	5,348
* Copart Inc.	49,953	5,253
Republic Services Inc. Class A	50,791	4,741
Delta Air Lines Inc.	154,220	4,716

Equifax Inc.	29,366	4,608
Old Dominion Freight Line Inc.	23,264	4,209
Kansas City Southern	22,813	4,125
WW Grainger Inc.	10,878	3,881
Dover Corp.	34,798	3,770
Expeditors International of Washington Inc.	40,527	3,669
Xylem Inc.	43,485	3,658
Masco Corp.	63,218	3,485
CH Robinson Worldwide Inc.	32,637	3,335
IDEX Corp.	18,281	3,335
* Ingersoll Rand Inc.	89,733	3,195
* United Rentals Inc.	17,463	3,047
Jacobs Engineering Group Inc.	31,527	2,925
Fortune Brands Home & Security Inc.	33,427	2,892
* Teledyne Technologies Inc.	8,930	2,770
Wabtec Corp.	43,265	2,677
JB Hunt Transport Services Inc.	20,161	2,548
* United Airlines Holdings Inc.	70,384	2,446
Allegion plc	22,304	2,206
Textron Inc.	54,943	1,983
Snap-on Inc.	13,203	1,943
Rollins Inc.	35,716	1,935
Pentair plc	40,227	1,841
Quanta Services Inc.	33,300	1,760
A O Smith Corp.	32,791	1,731
Howmet Aerospace Inc.	94,902	1,587
^ American Airlines Group Inc.	123,002	1,512
Robert Half International Inc.	27,770	1,470
Huntington Ingalls Industries Inc.	9,830	1,384
Nielsen Holdings plc	86,289	1,224
Alaska Air Group Inc.	29,836	1,093
Flowserve Corp.	31,620	863
		558,579
Information Technology (28.0%)
Apple Inc.	3,887,087	450,164
Microsoft Corp.	1,829,778	384,857
Visa Inc. Class A	407,654	81,519
NVIDIA Corp.	149,185	80,742
Mastercard Inc. Class A	213,585	72,228
* Adobe Inc.	115,979	56,880
* PayPal Holdings Inc.	283,693	55,896
* salesforce.com Inc.	220,029	55,298
Intel Corp.	1,028,317	53,246
Cisco Systems Inc.	1,023,613	40,320
Broadcom Inc.	97,243	35,428
Accenture plc Class A	153,825	34,763
QUALCOMM Inc.	272,802	32,103
Texas Instruments Inc.	221,461	31,622
Oracle Corp.	467,438	27,906
International Business Machines Corp.	215,326	26,199
* Advanced Micro Devices Inc.	283,876	23,275
* ServiceNow Inc.	46,376	22,492
Fidelity National Information Services Inc.	149,806	22,053
Intuit Inc.	63,302	20,650
Automatic Data Processing Inc.	103,958	14,501
* Fiserv Inc.	134,384	13,848
Applied Materials Inc.	220,817	13,128

Global Payments Inc.	72,351	12,848
* Micron Technology Inc.	268,615	12,614
* Autodesk Inc.	53,021	12,248
Lam Research Corp.	35,210	11,681
Analog Devices Inc.	89,352	10,431
Cognizant Technology Solutions Corp. Class A	131,107	9,101
* Synopsys Inc.	36,697	7,852
Amphenol Corp. Class A	72,155	7,812
TE Connectivity Ltd.	79,809	7,800
KLA Corp.	37,588	7,282
* Cadence Design Systems Inc.	67,416	7,189
* ANSYS Inc.	20,745	6,788
Motorola Solutions Inc.	41,057	6,438
HP Inc.	332,047	6,306
Microchip Technology Inc.	61,039	6,272
Paychex Inc.	77,459	6,179
Xilinx Inc.	59,072	6,158
Corning Inc.	184,003	5,964
Skyworks Solutions Inc.	40,388	5,876
* VeriSign Inc.	24,437	5,006
* FleetCor Technologies Inc.	20,295	4,832
* Keysight Technologies Inc.	45,240	4,469
Maxim Integrated Products Inc.	64,645	4,371
* Akamai Technologies Inc.	39,334	4,348
CDW Corp.	34,474	4,121
Citrix Systems Inc.	29,869	4,113
* Fortinet Inc.	32,465	3,825
* Paycom Software Inc.	11,840	3,686
Broadridge Financial Solutions Inc.	27,890	3,681
* Qorvo Inc.	27,620	3,563
* Tyler Technologies Inc.	9,731	3,392
* Zebra Technologies Corp.	12,886	3,253
Teradyne Inc.	40,145	3,190
Jack Henry & Associates Inc.	18,503	3,008
NortonLifeLock Inc.	142,907	2,978
Hewlett Packard Enterprise Co.	311,689	2,920
Leidos Holdings Inc.	32,385	2,887
* Arista Networks Inc.	13,238	2,739
* Gartner Inc.	21,606	2,700
Western Digital Corp.	73,121	2,673
Seagate Technology plc	53,966	2,659
NetApp Inc.	53,823	2,360
Western Union Co.	99,343	2,129
* F5 Networks Inc.	14,813	1,819
Juniper Networks Inc.	79,943	1,719
* IPG Photonics Corp.	8,619	1,465
FLIR Systems Inc.	31,661	1,135
DXC Technology Co.	61,727	1,102
Xerox Holdings Corp.	43,268	812
		1,896,912
Materials (2.6%)
Linde plc	127,026	30,249
Air Products & Chemicals Inc.	53,411	15,909
Sherwin-Williams Co.	19,814	13,805
Newmont Corp.	194,175	12,320
Ecolab Inc.	60,034	11,997
DuPont de Nemours Inc.	177,436	9,844

Dow Inc.	179,205	8,432
PPG Industries Inc.	57,060	6,966
Ball Corp.	78,974	6,564
Freeport-McMoRan Inc.	351,150	5,492
Corteva Inc.	180,999	5,215
LyondellBasell Industries NV Class A	62,155	4,381
Vulcan Materials Co.	32,070	4,347
Amcor plc	379,306	4,191
International Paper Co.	94,999	3,851
Martin Marietta Materials Inc.	15,041	3,540
FMC Corp.	31,276	3,313
Nucor Corp.	72,994	3,275
International Flavors & Fragrances Inc.	25,801	3,159
Celanese Corp. Class A	28,651	3,079
Avery Dennison Corp.	20,152	2,576
Eastman Chemical Co.	32,721	2,556
Packaging Corp. of America	22,948	2,503
Albemarle Corp.	25,716	2,296
Westrock Co.	62,609	2,175
CF Industries Holdings Inc.	51,885	1,593
Mosaic Co.	83,434	1,524
Sealed Air Corp.	37,661	1,462
		176,614
Real Estate (2.6%)
American Tower Corp.	107,252	25,926
Prologis Inc.	178,629	17,974
Crown Castle International Corp.	101,474	16,895
Equinix Inc.	21,413	16,277
Digital Realty Trust Inc.	65,042	9,546
SBA Communications Corp. Class A	27,067	8,620
Public Storage	36,772	8,190
Welltower Inc.	100,900	5,559
Weyerhaeuser Co.	180,450	5,146
AvalonBay Communities Inc.	33,989	5,076
Realty Income Corp.	83,427	5,068
Simon Property Group Inc.	73,962	4,784
Alexandria Real Estate Equities Inc.	28,360	4,538
Equity Residential	82,802	4,250
* CBRE Group Inc. Class A	81,049	3,807
Ventas Inc.	90,209	3,785
Healthpeak Properties Inc.	130,170	3,534
Extra Space Storage Inc.	31,195	3,337
Duke Realty Corp.	89,745	3,312
Mid-America Apartment Communities Inc.	27,628	3,203
Essex Property Trust Inc.	15,768	3,166
Boston Properties Inc.	34,261	2,751
UDR Inc.	71,402	2,328
Iron Mountain Inc.	69,493	1,862
Host Hotels & Resorts Inc.	170,142	1,836
Regency Centers Corp.	38,163	1,451
Vornado Realty Trust	37,922	1,278
Federal Realty Investment Trust	16,655	1,223
Apartment Investment and Management Co.	36,081	1,217
Kimco Realty Corp.	104,583	1,178
SL Green Realty Corp.	17,726	822
		177,939

Utilities (3.0%)
NextEra Energy Inc.	118,396	32,862
Dominion Energy Inc.	203,152	16,035
Duke Energy Corp.	177,827	15,748
Southern Co .	255,379	13,847
American Electric Power Co. Inc.	119,976	9,806
Xcel Energy Inc.	127,045	8,767
Exelon Corp.	235,639	8,426
Sempra Energy	69,944	8,279
WEC Energy Group Inc.	76,282	7,392
Eversource Energy	82,867	6,924
Public Service Enterprise Group Inc.	122,300	6,715
American Water Works Co. Inc.	43,823	6,349
Consolidated Edison Inc.	80,886	6,293
DTE Energy Co.	46,538	5,354
PPL Corp.	185,899	5,058
Entergy Corp.	48,418	4,771
Ameren Corp.	59,662	4,718
Edison International	91,458	4,650
CMS Energy Corp.	69,245	4,252
FirstEnergy Corp.	131,244	3,768
Alliant Energy Corp.	60,274	3,113
AES Corp.	161,077	2,917
Atmos Energy Corp.	29,839	2,852
Evergy Inc.	54,787	2,784
CenterPoint Energy Inc.	131,926	2,553
NiSource Inc.	92,510	2,035
Pinnacle West Capital Corp.	27,179	2,026
NRG Energy Inc.	58,865	1,810
200,104
Total Common Stocks (Cost $3,935,716)	6,738,203
Coupon
Temporary Cash Investments (0.4%)
Money Market Fund (0.4%)
1,2 Vanguard Market Liquidity Fund	0.117%	260,092	26,009

Face
Maturity	Amount
Date	($000)
U.S. Government and Agency Obligations (0.0%)
3	United States Cash Management Bill	0.097%	1/5/21	1,470	1,470
3	United States Treasury Bill	0.095%	1/28/21	1,002	1,002
2,472
Total Temporary Cash Investments (Cost $28,481)	28,481
Total Investments (100.0%) (Cost $3,964,197)	6,766,684
Other Assets and Liabilities -Net (0.0%)	2,224
Net Assets (100%)	6,768,908
Cost is in $000.

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $1,381,000.
1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.
2 Collateral of $1,460,000 was received for securities on loan.
3 Securities with a value of $2,237,000 have been segregated as initial margin for open futures contracts.

Equity Index Portfolio

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
($000)
Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	December 2020	184	30,838	177

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in whic h each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Futures Contracts: The portfolio uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The portfolio may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance and requires daily settlement of variation margin representing changes in the market value of each co ntract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Various inputs may be used to determine the value of the portfolio's investments and derivatives.
These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Equity Index Portfolio

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the portfolio's investments and derivatives as of
September 30, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
Common Stocks	6,738,203	—	—	6,738,203
Temporary Cash Investments	26,009	2,472	—	28,481
Total	6,764,212	2,472	—	6,766,684
Derivative Financial Instruments
Assets
Futures Contracts[1]	168	—	—	168

1 Represents variation margin on the last day of the reporting period.